OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING LEASES
Summary of leases within our consolidated financial statements

Assets/Liabilities	December 31, 2019	December 31, 2020
Right-of-use assets	$2,252	$74
Lease liabilities - current	1,785	39
Lease liabilities – non-current	810	26
Total lease liabilities	$2,595	$65

Schedule of operating lease cost and short-term lease

	Year ended December 31, 2019	Year ended December 31, 2020
Operating lease expense excluding short-term rental expense	1,811	$182
Short-term lease cost	1,597	434
Total lease cost	3,408	$616

Summary of lease term and discount rate information related to leases

	December 31, 2019	December 31, 2020
Weighted-average remaining lease terms	1.9 years	1.7 years
Weighted-average discount rate	10.92%	10.30%

Summary of supplemental cash flow information related to leases

	December 31, 2019	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities	—	—
Operating cash outflows from operating leases	$1,211	$27

Schedule of Maturities of lease liabilities

Operating Leases

2021	$44
2022	27
Total undiscounted lease payment	$71
Less: Imputed interest	6
Present value of lease liabilities	$65